UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                 USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2014



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2014


[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA ULTRA SHORT-TERM BOND FUND]

 ==============================================================

       ANNUAL REPORT
       USAA ULTRA SHORT-TERM BOND FUND
       FUND SHARES o INSTITUTIONAL SHARES
       DECEMBER 31, 2014

 ==============================================================

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

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PRESIDENT'S MESSAGE

"THE BEGINNING OF A NEW YEAR CAN BE A GREAT
TIME TO TAKE STOCK OF YOUR FINANCIAL WELL           [PHOTO OF BROOKS ENGLEHARDT]
BEING, TAX SITUATION, AND THE PROGRESS YOU'VE
MADE TOWARD YOUR GOALS."

--------------------------------------------------------------------------------

FEBRUARY 2015

When the reporting period began in January 2014, investors had high hopes for the U.S. economy--that growth would accelerate and the economic recovery would continue. At the same time, many expected long-term interest rates to rise when the Federal Reserve (the Fed) started tapering (or reducing) its quantitative easing (QE) asset purchases. Some pundits predicted a "great rotation" from bonds into stocks as interest rates rose and bond prices fell (bond prices and interest rates move in opposite directions).

The reality, however, was somewhat different. Instead of interest rates rising, they fell during the reporting period, driving up bond prices. Meanwhile, the U.S. economy hit a winter weather-related soft patch and actually contracted during the first quarter. Then, after regaining its footing in the second quarter, the U.S. economy slowly strengthened and by the end of the year, observers were once again optimistic that economic growth could accelerate in 2015.

During the reporting period, foreign economies underperformed that of the U.S. Europe's economic growth slowed, Japan struggled to jumpstart its moribund economy, and the economy of the former engine of global growth-- China--weakened. Although economic divergence is likely to continue for a time, we do not believe it will endure over the long term. Eventually, the global economy will either rebound or global economic weakness will weigh on the U.S. economy, dampening growth. According to Standard & Poor's, S&P 500 companies generate 46.3% of their sales overseas.

That said, economic divergence also has been observed in central bank policy and equity market performance. As the Fed finished tapering its QE program during October, other global central banks continued to ease monetary policy, pushing down interest rates around the world. At the same time, U.S. stocks recorded strong gains for the reporting period, outperforming European stocks and emerging markets stocks--which generally posted declines.

Meanwhile, inflation pressures have continued to ease, with the collapse of energy prices a prime example. Oil prices fell close to 50% during the reporting period. Natural gas prices also declined. At USAA Investments, we believe the U.S. economy will generally benefit from lower energy prices.

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

================================================================================

Consumer spending comprises a large percentage of the U.S. economy and lower energy prices means consumers will have more money to spend on other things. However, no one knows how significantly lower prices will affect energy-producing regions or energy-related industries, such as oil services and steel manufacturing.

The reporting period also was marked by an increase in geopolitical worries-- from Russia's involvement in Ukraine to ongoing Islamic extremism. Furthermore, near the end of the reporting period, Greece's government was forced to call an early national election, raising fears that the main opposition party--should it win--would seek to change the country's bailout agreement with the European Union. Stories such as these may influence the investment environment during the months ahead. We also expect to see exaggerated news reports if market volatility increases, as we anticipate that it might. However, dramatic news headlines are designed to elicit an emotional reaction, and shareholders should instead focus on relevant information, such as the direction of interest rates and economic conditions, to give them the perspective they need to appropriately manage their investments.

Investors also may want to make a new year's resolution to improve their financial fitness. As I write to you, 2015 has just started. The beginning of a new year can be a great time to take stock of your financial well being, tax situation, and the progress you've made toward achieving your goals. If you want to simplify your finances, you may consider consolidating some of your accounts. You also might want to rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. At the same time, you should make sure your investment plan still matches your goals, risk tolerance, and time horizon. If you'd like some help, please call one of our financial advisors. They would be happy to assist you.

From all of us here at USAA Investments, I wish you the happiest and healthiest of new years. We remain resolved to provide you with our best advice, exceptional service, and a wide variety of investment options. Thank you for allowing us to serve your investment needs.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Most of these stocks are listed on the New York Stock Exchange. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           4

FINANCIAL INFORMATION

    Distributions to Shareholders                                            10

    Report of Independent Registered Public Accounting Firm                  11

    Portfolio of Investments                                                 12

    Notes to Portfolio of Investments                                        26

    Financial Statements                                                     30

    Notes to Financial Statements                                            33

EXPENSE EXAMPLE                                                              47

TRUSTEES' AND OFFICERS' INFORMATION                                          49

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA ULTRA SHORT-TERM BOND FUND (THE FUND) SEEKS TO PROVIDE HIGH CURRENT INCOME CONSISTENT WITH PRESERVATION OF PRINCIPAL.

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TYPES OF INVESTMENTS

The Fund's principal investment strategy is normally to invest at least 80% of the Fund's assets in investment-grade debt securities that have a dollar-weighted average portfolio maturity of 18 months (one and a half years) or less. These securities will consist primarily of U.S. dollar-denominated debt securities that may include, but are not limited to, obligations of U.S., state, and local governments, their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other securities believed to have debt-like characteristics, including synthetic securities. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

TONY ERA
USAA Asset Management Company                                [PHOTO OF TONY ERA]

--------------------------------------------------------------------------------

o  WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

   Longer-term interest rates trended down during the reporting period on concern about slowing global growth and geopolitical turmoil. Bond prices, which generally move in the opposite direction of interest rates, rose. Although the U.S. economy weakened in the first quarter of 2014, it expanded for the year overall. The Federal Reserve (the Fed), which began reducing its quantitative easing asset purchases in January of 2014, ended the program entirely during October of that same year. Meanwhile, shorter-term interest rates edged up on anticipation that the Fed might raise rates in 2015. The Fed continued to hold the target federal funds rate between 0% and 0.25%.

o HOW DID THE USAA ULTRA SHORT-TERM BOND FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

   The Fund has two share classes: Fund Shares and Institutional Shares. At the end of the reporting period, the Fund Shares and Institutional Shares had total returns of 0.95% and 1.00%, respectively. This compares to total returns of 0.03% for the Citigroup 3-Month U.S. Treasury Bill Index and 0.49% for the Lipper Ultra Short Obligations Funds Index.

   Refer to page 5 for benchmark definitions.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

   USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o  WHAT WERE YOUR STRATEGIES FOR THE FUND DURING THE REPORTING PERIOD?

   We continued to look for opportunities among various sectors to increase returns. In addition, our disciplined approach to liquidity management gave us the ability to invest opportunistically during periods of market volatility. As always, we relied on the skill and judgment of our credit analysts to help us identify attractive investment opportunities. They also continuously monitored every bond in the portfolio.

   At the end of the reporting period, the Fund had a weighted average maturity of close to one year. The portfolio's duration, which is a measure of its sensitivity to changes in interest rates, was also one year.

   We appreciate your continued investment in the Fund.

   As interest rates rise, existing bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.

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                                           MANAGER'S COMMENTARY ON THE FUND |  3

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INVESTMENT OVERVIEW

USAA ULTRA SHORT-TERM BOND FUND SHARES (FUND SHARES) (Ticker Symbol: UUSTX)

--------------------------------------------------------------------------------
                                      12/31/14                      12/31/13
--------------------------------------------------------------------------------
Net Assets                         $470.9 Million                $492.9 Million
Net Asset Value Per Share              $10.07                        $10.11
Dollar-Weighted Average
  Portfolio Maturity                  1.2 Year                      1.1 Year

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
   1 YEAR                                           SINCE INCEPTION 10/18/10
   0.95%                                                     1.64%

--------------------------------------------------------------------------------
   30-DAY SEC YIELD* AS OF 12/31/14               EXPENSE RATIO AS OF 12/31/13**
--------------------------------------------------------------------------------
                1.07%                                         0.58%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Calculated as prescribed by the Securities and Exchange Commission.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

4  | USAA ULTRA SHORT-TERM BOND FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    USAA ULTRA            LIPPER ULTRA         CITIGROUP 3-MONTH
                  SHORT-TERM BOND      SHORT OBLIGATIONS         U.S. TREASURY
                    FUND SHARES           FUNDS INDEX              BILL INDEX
10/31/2010          $10,000.00            $10,000.00               $10,000.00
11/30/2010            9,990.51              9,999.63                10,001.18
12/31/2010            9,990.55             10,001.43                10,002.47
 1/31/2011           10,010.25             10,010.36                10,003.67
 2/28/2011           10,032.31             10,022.47                10,004.80
 3/31/2011           10,043.36             10,028.04                10,006.00
 4/30/2011           10,075.82             10,046.48                10,007.05
 5/31/2011           10,117.41             10,055.32                10,007.83
 6/30/2011           10,119.72             10,057.04                10,008.33
 7/31/2011           10,141.41             10,063.96                10,008.65
 8/31/2011           10,133.47             10,054.67                10,009.13
 9/30/2011           10,117.83             10,041.28                10,009.51
10/31/2011           10,149.84             10,055.48                10,009.88
11/30/2011           10,142.00             10,053.10                10,009.99
12/31/2011           10,150.41             10,058.88                10,010.08
 1/31/2012           10,203.58             10,092.30                10,010.18
 2/29/2012           10,238.65             10,111.50                10,010.40
 3/31/2012           10,253.20             10,127.40                10,010.84
 4/30/2012           10,287.80             10,141.92                10,011.41
 5/31/2012           10,291.26             10,147.98                10,012.11
 6/30/2012           10,316.42             10,158.77                10,012.73
 7/31/2012           10,350.23             10,185.09                10,013.42
 8/31/2012           10,385.83             10,204.92                10,014.13
 9/30/2012           10,418.79             10,224.24                10,014.91
10/31/2012           10,443.70             10,232.20                10,015.75
11/30/2012           10,457.57             10,234.96                10,016.52
12/31/2012           10,467.85             10,238.23                10,017.27
 1/31/2013           10,491.97             10,248.67                10,017.85
 2/28/2013           10,516.22             10,255.22                10,018.30
 3/31/2013           10,530.56             10,260.54                10,018.91
 4/30/2013           10,544.03             10,271.15                10,019.57
 5/31/2013           10,535.72             10,266.32                10,020.21
 6/30/2013           10,506.12             10,245.46                10,020.62
 7/31/2013           10,527.78             10,253.75                10,020.97
 8/31/2013           10,527.64             10,254.22                10,021.29
 9/30/2013           10,558.36             10,266.89                10,021.57
10/31/2013           10,579.36             10,277.35                10,021.79
11/30/2013           10,600.08             10,287.15                10,021.98
12/31/2013           10,606.44             10,289.73                10,022.29
 1/31/2014           10,626.27             10,300.80                10,022.77
 2/28/2014           10,647.48             10,308.34                10,023.19
 3/31/2014           10,647.52             10,313.97                10,023.54
 4/30/2014           10,669.02             10,322.00                10,023.83
 5/31/2014           10,689.79             10,332.41                10,024.15
 6/30/2014           10,700.29             10,337.74                10,024.41
 7/31/2014           10,694.39             10,341.86                10,024.66
 8/31/2014           10,715.90             10,346.94                10,024.92
 9/30/2014           10,699.18             10,346.74                10,025.15
10/31/2014           10,721.12             10,349.11                10,025.36
11/30/2014           10,732.26             10,350.04                10,025.51
12/31/2014           10,707.23             10,339.79                10,025.63

                                   [END CHART]

                          Data from 10/31/10 to 12/31/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Ultra Short-Term Bond Fund Shares to the following benchmarks:

o The unmanaged Lipper Ultra Short Obligations Funds Index tracks the total return performance of the 30 largest funds within the Lipper Ultra Short Obligations Funds category.

o The unmanaged Citigroup 3-Month U.S. Treasury Bill Index represents the total return received by investors of 3-month U.S. Treasury securities.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

*The performance of the Lipper Ultra Short Obligations Funds Index and Citigroup 3-Month U.S. Treasury Bill Index is calculated from the end of the month, October 31, 2010, while the inception date of the Fund Shares is October 18, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

USAA ULTRA SHORT-TERM BOND FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES) (Ticker Symbol: UUSIX)

--------------------------------------------------------------------------------
                                       12/31/14                   12/31/13*
--------------------------------------------------------------------------------
Net Assets                            $69.3 Million             $53.5 Million
Net Asset Value Per Share                $10.07                     $10.11
Dollar-Weighted Average
  Portfolio Maturity                    1.2 Year                   1.1 Year

--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------

  1 YEAR                                               SINCE INCEPTION 7/12/13
  1.00%                                                         1.31%

--------------------------------------------------------------------------------
30-DAY SEC YIELD** AS OF 12/31/14               EXPENSE RATIO AS OF 12/31/13***
--------------------------------------------------------------------------------
         1.15%                                               0.56%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The Institutional Shares commenced operations on July 12, 2013.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

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6  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                       USAA ULTRA              LIPPER ULTRA    CITIGROUP 3-MONTH
                   SHORT-TERM BOND FUND     SHORT OBLIGATIONS    U.S. TREASURY
                   INSTITUTIONAL SHARES        FUNDS INDEX          BILL INDEX
 7/31/2013             $10,000.00              $10,000.00           $10,000.00
 8/31/2013              10,015.38               10,000.46            10,000.32
 9/30/2013              10,045.24               10,012.81            10,000.60
10/31/2013              10,075.96               10,023.02            10,000.82
11/30/2013              10,085.99               10,032.58            10,001.01
12/31/2013              10,091.20               10,035.09            10,001.32
 1/31/2014              10,110.37               10,045.89            10,001.80
 2/28/2014              10,130.87               10,053.24            10,002.22
 3/31/2014              10,131.33               10,058.74            10,002.57
 4/30/2014              10,152.38               10,066.56            10,002.85
 5/31/2014              10,172.81               10,076.72            10,003.17
 6/30/2014              10,183.49               10,081.92            10,003.43
 7/31/2014              10,178.39               10,085.93            10,003.69
 8/31/2014              10,199.21               10,090.89            10,003.95
 9/30/2014              10,193.49               10,090.70            10,004.17
10/31/2014              10,204.34               10,093.00            10,004.38
11/30/2014              10,215.19               10,093.91            10,004.53
12/31/2014              10,192.05               10,083.91            10,004.65

                                   [END CHART]

                          Data from 7/31/13 to 12/31/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Ultra Short-Term Bond Fund Institutional Shares to the Fund's benchmarks listed above (see page 5 for benchmark definitions).

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

*The performance of the Lipper Ultra Short Obligations Funds Index and Citigroup 3-Month U.S. Treasury Bill Index is calculated from the end of the month, July 31, 2013, while the Institutional Shares initially invested in securities on July 15, 2013. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                         o ASSET ALLOCATION - 12/31/14 o

                         [PIE CHART OF ASSET ALLOCATION]

CORPORATE OBLIGATIONS                                                      46.6%
EURODOLLAR AND YANKEE OBLIGATIONS                                          22.4%
COMMERCIAL MORTGAGE SECURITIES                                             13.3%
ASSET-BACKED SECURITIES                                                     7.9%
MONEY MARKET INSTRUMENTS                                                    6.1%
MUNICIPAL BONDS                                                             3.5%
U.S. GOVERNMENT AGENCY ISSUES                                               0.4%

                                   [END CHART]

Percentages are of the net assets of the Fund, and may not equal 100%.

================================================================================

8  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

                      o PORTFOLIO RATINGS MIX - 12/31/14 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

A                                                                          34.0%
AA                                                                         13.8%
AAA                                                                        15.7%
BBB                                                                        29.5%
BELOW INVESTMENT-GRADE                                                      4.8%
UNRATED                                                                     2.2%

                                   [END CHART]

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide a third-party analysis of the credit quality of the Fund's investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 12-25.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended December 31, 2014, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2015.

With respect to distributions paid, the Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended December 31, 2014:

                    LONG-TERM
                   CAPITAL GAIN                              QUALIFIED INTEREST
                  DISTRIBUTIONS(1)                                INCOME
                  -------------------------------------------------------------
                  $209,000                                   $7,024,000
                  -------------------------------------------------------------

(1)Pursuant to Section 852 of the Internal Revenue Code.

================================================================================

10  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA ULTRA SHORT-TERM BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Ultra Short-Term Bond Fund (one of the portfolios constituting USAA Mutual Funds Trust)(the "Fund") as of December 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Ultra Short-Term Bond Fund at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 17, 2015

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  11

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2014

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                           COUPON                      VALUE
(000)       SECURITY                                              RATE       MATURITY        (000)
--------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (46.6%)

            CONSUMER DISCRETIONARY (2.8%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (0.4%)
$  1,000    Ford Motor Credit Co., LLC                            3.88%      1/15/2015    $  1,001
   1,000    Ford Motor Credit Co., LLC                            1.48(a)    5/09/2016       1,009
                                                                                          --------
                                                                                             2,010
                                                                                          --------
            CABLE & SATELLITE (1.0%)
   2,438    CSC Holdings, LLC (b)                                 1.92       4/17/2018       2,426
   1,000    NBCUniversal Enterprise, Inc.(c)                      0.77(a)    4/15/2016       1,002
   2,000    Time Warner Cable, Inc.                               5.85       5/01/2017       2,184
                                                                                          --------
                                                                                             5,612
                                                                                          --------
            CASINOS & GAMING (0.3%)
   1,960    MGM Resorts International(b)                          2.92      12/20/2017       1,931
                                                                                          --------
            HOTELS, RESORTS & CRUISE LINES (0.4%)
   1,865    Hyatt Hotels Corp.                                    3.88       8/15/2016       1,935
                                                                                          --------
            RESTAURANTS (0.7%)
   3,880    ARAMARK Services, Inc.(b)                             3.25       9/07/2019       3,830
                                                                                          --------
            Total Consumer Discretionary                                                    15,318
                                                                                          --------
            CONSUMER STAPLES (0.7%)
            -----------------------
            DRUG RETAIL (0.3%)
   2,000    CVS Health Corp.                                      2.25      12/05/2018       2,020
                                                                                          --------
            PACKAGED FOODS & MEAT (0.4%)
   2,000    Tyson Foods, Inc.                                     2.65       8/15/2019       2,020
                                                                                          --------
            Total Consumer Staples                                                           4,040
                                                                                          --------
            ENERGY (1.8%)
            -------------
            OIL & GAS DRILLING (0.2%)
   1,000    Nabors Industries, Inc.                               2.35       9/15/2016         990
                                                                                          --------
            OIL & GAS EXPLORATION & PRODUCTION (0.3%)
   1,650    EQT Corp.                                             5.15       3/01/2018       1,764
                                                                                          --------
            OIL & GAS REFINING & MARKETING (0.4%)
   2,029    Tesoro Corp.(b)                                       2.42       5/30/2016       2,026
                                                                                          --------

================================================================================

12  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                           COUPON                      VALUE
(000)       SECURITY                                              RATE       MATURITY        (000)
--------------------------------------------------------------------------------------------------
            OIL & GAS STORAGE & TRANSPORTATION (0.9%)
$  3,000    Boardwalk Pipelines, LLC                              5.50%      2/01/2017    $  3,166
   1,000    Sabine Pass LNG, LP                                   7.50      11/30/2016       1,045
   1,000    Sabine Pass LNG, LP(c)                                7.50      11/30/2016       1,045
                                                                                          --------
                                                                                             5,256
                                                                                          --------
            Total Energy                                                                    10,036
                                                                                          --------
            FINANCIALS (27.8%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
   1,000    State Street Bank & Trust Co.                         0.44(a)   12/08/2015         999
                                                                                          --------
            CONSUMER FINANCE (2.7%)
   6,000    American Express Bank, FSB                            0.46(a)    6/12/2017       5,973
   2,000    Capital One Bank, N.A.                                2.25       2/13/2019       1,987
   3,530    Capital One, N.A.                                     0.70(a)    3/22/2016       3,536
   1,000    Caterpillar Financial Services Corp.                  0.47(a)    2/26/2016       1,001
   2,000    Ford Motor Credit Co., LLC                            2.75       5/15/2015       2,014
                                                                                          --------
                                                                                            14,511
                                                                                          --------
            DIVERSIFIED BANKS (6.4%)
   1,000    Bank of America Corp.                                 1.07(a)    3/22/2016       1,004
   3,250    Bank of America Corp.                                 0.56(a)    8/15/2016       3,226
   2,000    Bank of America Corp.                                 0.49(a)   10/14/2016       1,986
   1,000    Bank of America Corp.                                 1.27(a)    1/15/2019       1,015
   1,000    Citigroup, Inc.                                       2.25       8/07/2015       1,009
   1,000    Citigroup, Inc.                                       1.25       1/15/2016       1,001
   5,000    Citigroup, Inc.                                       0.51(a)    6/09/2016       4,954
   1,000    Citigroup, Inc.                                       1.93(a)    5/15/2018       1,034
   1,000    Citigroup, Inc.                                       2.50       7/29/2019       1,002
   2,000    HSBC USA, Inc.                                        2.38       2/13/2015       2,004
   2,168    JPMorgan Chase & Co.                                  5.25       5/01/2015       2,199
   3,500    Santander Holdings USA, Inc.                          3.00       9/24/2015       3,543
   1,300    U.S. Bancorp                                          3.44       2/01/2016       1,331
   2,000    Wachovia Corp.                                        0.57(a)   10/28/2015       2,000
   3,000    Wachovia Corp.                                        0.60(a)   10/15/2016       2,989
   2,500    Wells Fargo & Co.                                     0.43(a)   10/28/2015       2,501
   2,000    Wells Fargo Bank, N.A.                                0.44(a)    5/16/2016       1,995
                                                                                          --------
                                                                                            34,793
                                                                                          --------
            LIFE & HEALTH INSURANCE (2.3%)
   2,067    Lincoln National Corp.                                4.30       6/15/2015       2,100
   2,000    MetLife Global Funding I(c)                           1.88       6/22/2018       1,993
   1,000    New York Life Global Funding(c)                       1.30       1/12/2015       1,000
   1,000    New York Life Global Funding(c)                       0.80       2/12/2016       1,002

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                           COUPON                      VALUE
(000)       SECURITY                                              RATE       MATURITY        (000)
--------------------------------------------------------------------------------------------------
$  1,000    Principal Life Global Funding II(c)                   1.00%     12/11/2015    $  1,003
   2,000    Principal Life Income Funding Trust                   5.55       4/27/2015       2,032
   3,000    Prudential Covered Trust(c)                           3.00       9/30/2015       3,042
                                                                                          --------
                                                                                            12,172
                                                                                          --------
            MULTI-LINE INSURANCE (0.2%)
   1,000    MassMutual Global Funding, LLC(c)                     2.10       8/02/2018       1,010
                                                                                          --------
            MULTI-SECTOR HOLDINGS (1.0%)
   5,000    Leucadia National Corp.(d)                            8.13       9/15/2015       5,235
                                                                                          --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.9%)
   2,110    AWAS Aviation Capital Ltd.(b),(e)                     3.72       7/16/2018       2,087
   2,000    General Electric Capital Corp.                        1.27(a)    7/02/2015       2,010
   1,000    General Electric Capital Corp.                        0.84(a)   12/11/2015       1,005
   1,500    General Electric Capital Corp.                        0.43(a)    1/08/2016       1,500
   2,000    General Electric Capital Corp.                        0.88(a)    7/12/2016       2,014
   1,697    General Electric Capital Corp.                        0.57(a)   12/20/2016       1,698
                                                                                          --------
                                                                                            10,314
                                                                                          --------
            PROPERTY & CASUALTY INSURANCE (0.4%)
   2,000    Sirius International Group(c)                         6.38       3/20/2017       2,198
                                                                                          --------
            REGIONAL BANKS (8.0%)
   1,500    BOKF, N.A.                                            0.92(a)    5/15/2017       1,502
   6,000    Branch Banking & Trust Co.(d)                         0.56(a)    9/13/2016       5,982
   2,000    Cullen/Frost Bankers, Inc.                            0.76(a)    2/15/2017       1,981
   2,200    Fifth Third Bancorp                                   0.67(a)   12/20/2016       2,183
   3,000    Fifth Third Bank                                      0.64(a)    2/26/2016       3,004
   1,000    Fifth Third Bank                                      0.74(a)   11/18/2016       1,003
   1,000    Fulton Financial Corp.                                5.75       5/01/2017       1,072
   4,000    Huntington National Bank                              1.35       8/02/2016       4,004
   1,968    Key Bank, N.A.                                        4.95       9/15/2015       2,024
   2,000    MUFG Union Bank, N.A.                                 1.50       9/26/2016       2,009
   1,000    MUFG Union Bank, N.A.                                 2.63       9/26/2018       1,016
   1,661    National City Bank                                    0.59(a)   12/15/2016       1,655
   4,225    National City Bank                                    0.61(a)    6/07/2017       4,208
   1,000    PNC Bank, N.A.                                        2.20       1/28/2019       1,001
   1,000    SunTrust Bank                                         0.54(a)    4/01/2015         999
   4,900    SunTrust Bank                                         0.52(a)    8/24/2015       4,891
     772    SunTrust Bank                                         5.00       9/01/2015         793
   3,500    Zions Bancorp.                                        6.00       9/15/2015       3,599
                                                                                          --------
                                                                                            42,926
                                                                                          --------
            REITs - DIVERSIFIED (1.0%)
     850    Mid-America Apartments, LP                            5.50      10/01/2015         878
   1,068    PPF Funding, Inc.(c)                                  5.63       1/15/2017       1,129

================================================================================

14  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                           COUPON                      VALUE
(000)       SECURITY                                              RATE       MATURITY        (000)
--------------------------------------------------------------------------------------------------
$  1,423    PPF Funding, Inc.(c)                                  5.70%      4/15/2017    $  1,516
   2,000    Washington REIT                                       5.35       5/01/2015       2,027
                                                                                          --------
                                                                                             5,550
                                                                                          --------
            REITs - HEALTH CARE (0.2%)
   1,000    Health Care Property, Inc.                            5.63       5/01/2017       1,089
                                                                                          --------
            REITs - HOTEL & RESORT (0.2%)
   1,000    Hospitality Properties Trust                          5.63       3/15/2017       1,072
                                                                                          --------
            REITs - INDUSTRIAL (0.1%)
     600    Prologis, LP                                          4.00       1/15/2018         632
                                                                                          --------
            REITs - OFFICE (1.1%)
   1,595    Digital Realty Trust, LP                              4.50       7/15/2015       1,610
   1,942    Equity Commonwealth                                   5.75      11/01/2015       1,971
   2,552    Mack-Cali Realty, LP                                  2.50      12/15/2017       2,564
                                                                                          --------
                                                                                             6,145
                                                                                          --------
            REITs - RESIDENTIAL (0.3%)
   1,350    UDR, Inc.                                             4.25       6/01/2018       1,446
                                                                                          --------
            REITs - RETAIL (1.1%)
   1,120    DDR Corp.                                             5.50       5/01/2015       1,136
     820    Equity One, Inc.                                      6.00       9/15/2017         900
     905    Kimco Realty Corp.                                    5.58      11/23/2015         941
     500    Pan Pacific Retail Properties, Inc.                   5.25       9/01/2015         515
     500    Realty Income Corp.                                   5.38       9/15/2017         547
   2,000    Regency Centers, LP                                   5.25       8/01/2015       2,050
                                                                                          --------
                                                                                             6,089
                                                                                          --------
            THRIFTS & MORTGAGE FINANCE (0.7%)
   4,000    Chittenden Corp.                                      0.92(a)    2/14/2017       3,976
                                                                                          --------
            Total Financials                                                               150,157
                                                                                          --------
            HEALTH CARE (2.3%)
            ------------------
            HEALTH CARE EQUIPMENT (0.3%)
   2,000    Mallinckrodt International Finance S.A.               3.50       4/15/2018       1,943
                                                                                          --------
            HEALTH CARE FACILITIES (0.7%)
   1,679    HCA, Inc.(b)                                          2.67       2/02/2016       1,670
   1,985    HCA, Inc.(b)                                          2.92       3/31/2017       1,973
                                                                                          --------
                                                                                             3,643
                                                                                          --------
            HEALTH CARE SERVICES (0.9%)
   1,974    Express Scripts, Inc.(b)                              1.92       8/29/2016       1,968
     768    Laboratory Corp. of America Holdings                  2.20       8/23/2017         775
   2,000    Quest Diagnostics, Inc.                               2.70       4/01/2019       2,019
                                                                                          --------
                                                                                             4,762
                                                                                          --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                           COUPON                      VALUE
(000)       SECURITY                                              RATE       MATURITY        (000)
--------------------------------------------------------------------------------------------------
            PHARMACEUTICALS (0.4%)
$  2,000    AbbVie, Inc.                                          0.99%(a)  11/06/2015    $  2,007
                                                                                          --------
            Total Health Care                                                               12,355
                                                                                          --------
            INDUSTRIALS (5.0%)
            ------------------
            AIRLINES (1.2%)
   5,125    Aviation Capital Group Corp.(c)                       3.88       9/27/2016       5,256
     975    Continental Airlines, Inc. "B" Pass-Through Trust     6.25      10/11/2021       1,024
                                                                                          --------
                                                                                             6,280
                                                                                          --------
            CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.6%)
   2,000    CNH Industrial Capital, LLC                           3.88      11/01/2015       2,020
   1,500    CNH Industrial Capital, LLC                           3.25       2/01/2017       1,485
                                                                                          --------
                                                                                             3,505
                                                                                          --------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
   2,992    Sensata Technologies B.V.(b)                          3.25       5/12/2019       2,996
                                                                                          --------
            TRADING COMPANIES & DISTRIBUTORS (0.8%)
   2,000    International Lease Finance Corp.                     2.19(a)    6/15/2016       2,005
   1,089    International Lease Finance Corp.(c)                  6.75       9/01/2016       1,163
   1,000    International Lease Finance Corp.(c)                  7.13       9/01/2018       1,122
                                                                                          --------
                                                                                             4,290
                                                                                          --------
            TRUCKING (1.8%)
   2,977    Avis Budget Car Rental, LLC(b)                        3.00       3/15/2019       2,944
   1,985    Hertz Corp.(b)                                        3.50       3/11/2018       1,937
   3,000    Penske Truck Leasing Co., LP / PTL Finance Corp.(c)   3.13       5/11/2015       3,024
   1,000    Penske Truck Leasing Co., LP / PTL Finance Corp.(c)   2.50       3/15/2016       1,014
   1,000    Penske Truck Leasing Co., LP / PTL Finance Corp.(c)   2.88       7/17/2018       1,018
                                                                                          --------
                                                                                             9,937
                                                                                          --------
            Total Industrials                                                               27,008
                                                                                          --------
            INFORMATION TECHNOLOGY (0.4%)
            -----------------------------
            ELECTRONIC COMPONENTS (0.4%)
   2,000    Amphenol Corp.                                        2.55       1/30/2019       2,016
                                                                                          --------
            MATERIALS (3.2%)
            ----------------
            ALUMINUM (0.8%)
   1,000    Alcoa, Inc.                                           5.55       2/01/2017       1,068
   2,793    Alcoa, Inc.                                           5.72       2/23/2019       3,065
                                                                                          --------
                                                                                             4,133
                                                                                          --------
            CONSTRUCTION MATERIALS (1.3%)
   7,000    Martin Marietta Materials, Inc.                       1.36(a)    6/30/2017       7,081
                                                                                          --------

================================================================================

16  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                           COUPON                      VALUE
(000)       SECURITY                                              RATE       MATURITY        (000)
--------------------------------------------------------------------------------------------------
            DIVERSIFIED METALS & MINING (0.7%)
$  2,000    Freeport-McMoRan, Inc.                                2.30%     11/14/2017    $  2,004
   2,000    Freeport-McMoRan, Inc.                                2.38       3/15/2018       1,979
                                                                                          --------
                                                                                             3,983
                                                                                          --------
            SPECIALTY CHEMICALS (0.4%)
   1,000    Albemarle Corp.                                       3.00      12/01/2019       1,001
   1,000    Ashland, Inc.                                         3.88       4/15/2018       1,014
                                                                                          --------
                                                                                             2,015
                                                                                          --------
            Total Materials                                                                 17,212
                                                                                          --------
            TELECOMMUNICATION SERVICES (1.0%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
   1,371    Verizon Communications, Inc.                          2.50       9/15/2016       1,402
                                                                                          --------
            WIRELESS TELECOMMUNICATION SERVICES (0.7%)
   3,985    Crown Castle Operating Co.(b),(e)                     3.00       1/31/2019       3,953
                                                                                          --------
            Total Telecommunication Services                                                 5,355
                                                                                          --------
            UTILITIES (1.6%)
            ----------------
            ELECTRIC UTILITIES (1.6%)
   2,000    FirstEnergy Corp.                                     2.75       3/15/2018       2,017
   5,000    IPALCO Enterprises, Inc.                              5.00       5/01/2018       5,300
   1,186    Trans-Allegheny Interstate Line Co.(c)                4.00       1/15/2015       1,187
                                                                                          --------
                                                                                             8,504
                                                                                          --------
            Total Utilities                                                                  8,504
                                                                                          --------
            Total Corporate Obligations (cost: $251,071)                                   252,001
                                                                                          --------

            EURODOLLAR AND YANKEE OBLIGATIONS (22.4%)

            CONSUMER DISCRETIONARY (3.2%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (3.2%)
   2,000    Daimler Finance N.A., LLC(c)                          0.83(a)    1/09/2015       2,000
   1,000    Daimler Finance N.A., LLC(c)                          1.65       4/10/2015       1,002
   1,000    Daimler Finance N.A., LLC(c)                          0.91(a)    8/01/2016       1,006
   3,306    Hyundai Capital Services, Inc.(c)                     1.04(a)    3/18/2017       3,301
   1,375    Nissan Motor Acceptance Corp.(c)                      4.50       1/30/2015       1,379
     998    Nissan Motor Acceptance Corp.(c)                      0.95(a)    9/26/2016       1,004
   1,765    Nissan Motor Acceptance Corp.(c)                      0.78(a)    3/03/2017       1,772
   3,000    Nissan Motor Acceptance Corp.(c)                      1.95       9/12/2017       3,021
   1,000    Nissan Motor Acceptance Corp.(c)                      2.35       3/04/2019       1,005
   2,000    Volkswagen Group of America, LLC(c)                   0.60(a)    5/23/2017       1,995
                                                                                          --------
                                                                                            17,485
                                                                                          --------
            Total Consumer Discretionary                                                    17,485
                                                                                          --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                           COUPON                      VALUE
(000)       SECURITY                                              RATE       MATURITY        (000)
--------------------------------------------------------------------------------------------------
            CONSUMER STAPLES (0.2%)
            -----------------------
            BREWERS (0.2%)
$  1,000    SABMiller Holdings, Inc.(c)                           0.92%(a)   8/01/2018    $  1,004
                                                                                          --------
            ENERGY (3.1%)
            -------------
            INTEGRATED OIL & GAS (2.6%)
   2,000    BP Capital Markets plc                                0.65(a)   11/07/2016       2,001
   3,495    BP Capital Markets plc                                1.63       8/17/2017       3,479
   2,000    Petrobras Global Finance B.V.                         1.85(a)    5/20/2016       1,900
   2,000    Petrobras International Finance Co.                   3.88       1/27/2016       1,968
   2,000    Petrobras International Finance Co.                   3.50       2/06/2017       1,915
   3,000    TransCanada PipeLines Ltd.                            0.94(a)    6/30/2016       3,015
                                                                                          --------
                                                                                            14,278
                                                                                          --------
            OIL & GAS STORAGE & TRANSPORTATION (0.5%)
   1,000    Enbridge, Inc.                                        0.89(a)   10/01/2016       1,000
   1,500    Enbridge, Inc.                                        0.68(a)    6/02/2017       1,494
                                                                                          --------
                                                                                             2,494
                                                                                          --------
            Total Energy                                                                    16,772
                                                                                          --------
            FINANCIALS (9.4%)
            -----------------
            CONSUMER FINANCE (0.7%)
   4,000    American Honda Finance Corp.(c)                       0.61(a)    5/26/2016       4,009
                                                                                          --------
            DIVERSIFIED BANKS (5.2%)
   2,000    Abbey National Treasury Services                      0.75(a)    3/13/2017       2,000
   2,000    ABN AMRO Bank N.V.(c)                                 1.38       1/22/2016       2,010
   2,000    ABN AMRO Bank N.V.(c)                                 1.03(a)   10/28/2016       2,016
   1,000    ANZ New Zealand International Ltd.(c)                 3.13       8/10/2015       1,015
   1,000    ANZ New Zealand International Ltd.(c)                 1.85      10/15/2015       1,010
   2,000    Banco Santander Chile(c)                              1.13(a)    4/11/2017       1,992
   3,000    Canadian Imperial Bank of Commerce                    0.75(a)    7/18/2016       3,013
   1,500    Commonwealth Bank of Australia                        1.95       3/16/2015       1,505
   2,000    Commonwealth Bank of Australia(c)                     0.75(a)    9/20/2016       2,007
   1,000    Norddeutsche Landesbank Girozentrale(c)               0.88      10/16/2015       1,002
   1,950    Rabobank Nederland(c)                                 3.20       3/11/2015       1,960
   2,225    Standard Chartered Bank(c)                            6.40       9/26/2017       2,487
   2,000    Standard Chartered plc(c)                             3.20       5/12/2016       2,055
   2,000    Svenska Handelsbanken AB                              0.72(a)    9/23/2016       2,008
   2,000    Swedbank AB(c)                                        1.75       3/12/2018       1,997
                                                                                          --------
                                                                                            28,077
                                                                                          --------
            DIVERSIFIED CAPITAL MARKETS (0.6%)
   1,000    Credit Suisse                                         3.50       3/23/2015       1,007
   2,000    Deutsche Bank AG                                      0.84(a)    2/13/2017       2,004
                                                                                          --------
                                                                                             3,011
                                                                                          --------

================================================================================

18  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                           COUPON                      VALUE
(000)       SECURITY                                              RATE       MATURITY        (000)
--------------------------------------------------------------------------------------------------
            DIVERSIFIED REAL ESTATE ACTIVITIES (0.3%)
$  1,500    Brookfield Asset Management, Inc.                     5.80%      4/25/2017    $  1,622
                                                                                          --------
            LIFE & HEALTH INSURANCE (0.4%)
   2,000    Sun Canada Financial Co.(c)                           7.25      12/15/2015       2,116
                                                                                          --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
   2,000    ING Bank N.V.(c)                                      1.89(a)    9/25/2015       2,021
   2,000    ING Bank N.V.(c)                                      2.00       9/25/2015       2,016
   2,000    ING Bank N.V.(c)                                      1.19(a)    3/07/2016       2,011
                                                                                          --------
                                                                                             6,048
                                                                                          --------
            PROPERTY & CASUALTY INSURANCE (0.9%)
   2,000    QBE Insurance Group Ltd.(c)                           2.40       5/01/2018       2,002
   3,000    Suncorp-Metway Ltd.(c)                                0.95(a)    3/28/2017       3,006
                                                                                          --------
                                                                                             5,008
                                                                                          --------
            REITs - RETAIL (0.2%)
   1,000    Scentre Group Trust(c)                                2.38      11/05/2019         994
                                                                                          --------
            Total Financials                                                                50,885
                                                                                          --------
            INDUSTRIALS (3.4%)
            ------------------
            AIRPORT SERVICES (0.6%)
   3,000    Heathrow Funding Ltd.(c)                              2.50       6/25/2017       3,002
                                                                                          --------
            DIVERSIFIED SUPPORT SERVICES (0.9%)
   5,000    Brambles USA, Inc.(c),(d)                             3.95       4/01/2015       5,035
                                                                                          --------
            INDUSTRIAL CONGLOMERATES (1.4%)
   2,525    Hutchison Whampoa International Ltd.(c)               4.63       9/11/2015       2,590
   5,000    Hutchison Whampoa International Ltd.(c)               2.00      11/08/2017       5,023
                                                                                          --------
                                                                                             7,613
                                                                                          --------
            MARINE (0.2%)
   1,000    A.P. Moeller-Maersk A/S(c)                            2.55       9/22/2019       1,004
                                                                                          --------
            RAILROADS (0.3%)
   1,500    Asciano Finance Ltd.(c)                               3.13       9/23/2015       1,518
                                                                                          --------
            Total Industrials                                                               18,172
                                                                                          --------
            INFORMATION TECHNOLOGY (0.2%)
            -----------------------------
            SEMICONDUCTORS (0.2%)
   1,000    NXP B.V. / NXP Funding, LLC(c)                        3.75       6/01/2018       1,005
                                                                                          --------
            MATERIALS (2.6%)
            ----------------
            DIVERSIFIED METALS & MINING (2.2%)
   3,000    Anglo American Capital plc(c)                         1.18(a)    4/15/2016       3,004
   2,000    Glencore Finance Canada Ltd.(c)                       2.05      10/23/2015       2,013
   2,000    Glencore Funding, LLC(c)                              1.70       5/27/2016       2,004

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                           COUPON                      VALUE
(000)       SECURITY                                              RATE       MATURITY        (000)
--------------------------------------------------------------------------------------------------
$  1,000    Glencore Funding, LLC(c)                              3.13%      4/29/2019    $  1,005
   3,000    Rio Tinto Finance USA plc                             1.08(a)    6/17/2016       3,012
   1,000    Vedanta Resources plc(c)                              6.75       6/07/2016       1,037
                                                                                          --------
                                                                                            12,075
                                                                                          --------
            STEEL (0.4%)
   2,000    ArcelorMittal                                         4.25       3/01/2016       2,060
                                                                                          --------
            Total Materials                                                                 14,135
                                                                                          --------
            UTILITIES (0.3%)
            ----------------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
   1,500    Transalta Corp.                                       4.75       1/15/2015       1,501
                                                                                          --------
            Total Eurodollar and Yankee Obligations
               (cost: $120,864)                                                            120,959
                                                                                          --------

            ASSET-BACKED SECURITIES (7.9%)

            FINANCIALS (7.9%)
            -----------------
            ASSET-BACKED FINANCING (7.9%)
   2,000    AmeriCredit Automobile Receivables Trust              4.26       2/08/2017       2,026
   2,000    AmeriCredit Automobile Receivables Trust              4.00       5/08/2017       2,031
   1,005    AmeriCredit Automobile Receivables Trust              2.42       5/08/2018       1,020
   1,798    Arran Residential Mortgages Funding plc(c)            1.68(a)   11/19/2047       1,813
   2,000    Avis Budget Rental Car Funding (AESOP), LLC(c)        2.05       8/20/2016       2,011
   2,000    California Republic Auto Receivables Trust            1.57      12/16/2019       1,996
   2,200    California Republic Auto Receivables Trust            2.30      12/16/2019       2,196
   1,000    California Republic Auto Receivables Trust            2.34       4/15/2020         996
   2,500    Chase Issuance Trust                                  0.62(a)    4/15/2019       2,487
   2,000    CIT Equipment Collateral(c)                           1.50      10/21/2019       1,995
   1,000    CNH Equipment Trust                                   1.61       5/17/2021         995
   1,000    Credit Acceptance Auto Loan Trust(c)                  1.21      10/15/2020       1,000
   1,000    Credit Acceptance Auto Loan Trust(c)                  1.83       4/15/2021         999
   1,500    Credit Acceptance Auto Loan Trust(c)                  1.88       3/15/2022       1,501
     996    Enterprise Fleet Financing, LLC(c)                    0.87       9/20/2019         996
     661    Exeter Automobile Receivables Trust(c)                1.49      11/15/2017         662
   1,618    Exeter Automobile Receivables Trust(c)                1.29       5/15/2018       1,620
   2,000    GE Capital Credit Card Master Note Trust              0.64(a)    5/15/2019       2,004
   1,000    GE Dealer Floorplan Master Note Trust                 0.57(a)    4/20/2018         999
   1,100    GE Equipment Small Ticket, LLC(c)                     1.02       2/24/2017       1,101
   3,000    GE Equipment Small Ticket, LLC(c)                     1.39       7/24/2020       3,023
   1,316    Gracechurch Mortgage Financing plc(c)                 1.78(a)   11/20/2056       1,319
     704    Holmes Master Issuer plc(c)                           1.78(a)   10/15/2054         705
   1,712    Prestige Auto Receivables Trust(c)                    0.97       3/15/2018       1,713
   1,855    Santander Drive Auto Receivables Trust                4.01       2/15/2017       1,886

================================================================================

20  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                           COUPON                      VALUE
(000)       SECURITY                                              RATE       MATURITY        (000)
--------------------------------------------------------------------------------------------------
$  1,290    Santander Drive Auto Receivables Trust                3.01%      4/16/2018    $  1,309
   2,000    Santander Drive Auto Receivables Trust                1.45       5/15/2019       1,997
                                                                                          --------
                                                                                            42,400
                                                                                          --------
            Total Financials                                                                42,400
                                                                                          --------
            Total Asset-Backed Securities (cost: $42,283)                                   42,400
                                                                                          --------

            COMMERCIAL MORTGAGE SECURITIES (13.3%)

            FINANCIALS (13.3%)
            ------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (12.9%)
   1,500    Banc of America Commercial Mortgage, Inc.             4.73       7/10/2043       1,519
   2,405    Banc of America Commercial Mortgage, Inc.             5.68       7/10/2046       2,563
      78    Banc of America Commercial Mortgage, Inc.             5.62       2/10/2051          77
   1,666    Banc of America Commercial Mortgage, Inc.             6.24       2/10/2051       1,841
   2,000    Banc of America Commercial Mortgage, Inc.             6.29       2/10/2051       2,208
   1,500    Banc of America Merrill Lynch Commercial
               Mortgage Securities Trust(c)                       0.96       6/15/2028       1,500
   1,500    Banc of America Merrill Lynch Commercial
               Mortgage Securities Trust(c)                       1.26       6/15/2028       1,500
   1,632    Bear Stearns Commercial Mortgage Securities, Inc.     5.41      12/11/2040       1,676
   1,097    Bear Stearns Commercial Mortgage Securities, Inc.     4.67       6/11/2041       1,102
   2,000    CGWF Commercial Mortgage Trust(c)                     1.11      11/15/2030       1,998
     888    Chase Commercial Mortgage Securities Corp.(c)         6.56       5/18/2030         916
   3,000    Citigroup Commercial Mortgage Trust(c)                1.21       6/15/2033       3,007
     986    Citigroup Deutsche Bank Commercial Mortgage Trust     5.28      12/11/2049         994
     796    Commercial Mortgage Trust(c)                          1.68      10/13/2028         798
   1,700    Commercial Mortgage Trust(c)                          1.75       2/13/2032       1,699
     520    Commercial Mortgage Trust                             5.78       6/10/2046         550
   2,360    Commercial Mortgage Trust                             1.28       8/10/2046       2,357
   1,263    Credit Suisse First Boston Mortgage Securities Corp.  4.83       4/15/2037       1,266
     863    GE Capital Commercial Mortgage Corp.                  5.31      11/10/2045         864
   2,000    Greenwich Capital Commercial Funding Corp.            5.82       7/10/2038       2,110
   1,620    GS Mortgage Securities Corp. II                       4.75       7/10/2039       1,621
   3,000    GS Mortgage Securities Trust                          5.55       4/10/2038       3,117
   1,320    GS Mortgage Securities Trust                          1.21       7/10/2046       1,324
   1,923    GS Mortgage Securities Trust                          1.51       9/10/2047       1,923
   1,971    Hilton USA Trust(c)                                   1.66      11/05/2030       1,972
   1,000    Hilton USA Trust(c)                                   3.37      11/05/2030       1,015
   2,000    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.(c)                                1.06      10/15/2029       2,005
   3,000    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.(c)                                1.56      10/15/2029       3,009
     224    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.(c)                                1.11      12/15/2030         224

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                           COUPON                      VALUE
(000)       SECURITY                                              RATE       MATURITY        (000)
--------------------------------------------------------------------------------------------------
$  2,000    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.(c)                                1.91%     12/15/2030    $  2,002
     260    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                   5.12       7/15/2041         261
   1,155    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                   5.28       1/12/2043       1,188
   1,300    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.(c)                                3.62      11/15/2043       1,362
     117    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                   5.45      12/12/2043         117
     203    J.P. Morgan Chase Commercia Mortgage
               Securities Corp.                                   5.87       4/15/2045         206
   1,000    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.(c)                                4.39       2/15/2046       1,077
      51    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                   5.82       2/12/2051          51
     122    LB-UBS Commercial Mortgage Trust                      4.57       1/15/2031         124
   2,328    LB-UBS Commercial Mortgage Trust                      5.16       2/15/2031       2,385
      41    Merrill Lynch-Countrywide Commercial
               Mortgage Trust                                     5.85       8/12/2049          41
   2,030    Morgan Stanley Capital I, Inc.                        5.33       3/15/2044       2,038
   2,851    Morgan Stanley-BAML Trust                             1.55       8/15/2047       2,845
   1,549    Motel 6 Trust(c)                                      1.50      10/05/2025       1,545
   3,000    SCG Trust(c)                                          1.56      11/15/2026       3,007
     500    TimberStar Trust(c)                                   6.21      10/15/2036         520
     288    Wachovia Bank Commercial Mortgage Trust               5.94       6/15/2045         290
   3,000    Wells Fargo Commercial Mortgage Trust(c)              1.19       2/15/2027       3,001
   1,000    Wells Fargo Commercial Mortgage Trust(c)              1.51       2/15/2027       1,000
                                                                                          --------
                                                                                            69,815
                                                                                          --------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.4%)
  42,181    GS Mortgage Securities Trust,
            acquired 1/02/2014; cost $1,718(c),(f)                0.96       3/10/2044       1,218
                                                                                          --------
  11,821    JPMBB Commercial Mortgage Securities Trust
            acquired 4/30/2014; cost $771(f)                      1.29       4/15/2047         698
                                                                                          --------
                                                                                             1,916
                                                                                          --------
            Total Financials                                                                71,731
                                                                                          --------
            Total Commercial Mortgage Securities (cost: $71,728)                            71,731
                                                                                          --------

            U.S. GOVERNMENT AGENCY ISSUES (0.4%)(g)

            INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.4%)
  13,781    Fannie Mae (+)                                        2.19      12/25/2019         902
  20,847    Freddie Mac (+)                                       1.72       4/25/2017         611
   5,228    Freddie Mac (+)                                       3.08       1/25/2019         520

================================================================================

22  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                           COUPON                      VALUE
(000)       SECURITY                                              RATE       MATURITY        (000)
--------------------------------------------------------------------------------------------------
$  6,107    Freddie Mac (+)                                       1.39%     11/25/2019    $    335
                                                                                          --------
                                                                                             2,368
                                                                                          --------
            Total U.S. Government Agency Issues (cost: $2,228)                               2,368
                                                                                          --------

            MUNICIPAL BONDS (3.5%)

            AGRICULTURAL PRODUCTS (0.4%)
   2,000    Washington County                                     1.38       9/01/2030(h)    2,010
                                                                                          --------
            AIRPORT/PORT (0.2%)
   1,000    Louisiana Offshore Terminal Auth.                     2.20      10/01/2040(h)    1,019
                                                                                          --------
            ELECTRIC UTILITIES (0.6%)
   3,000    Beaver County IDA                                     2.20       1/01/2035(h)    3,037
                                                                                          --------
            ELECTRIC/GAS UTILITIES (1.1%)
   1,000    Jackson Energy Auth.                                  1.50       4/01/2017       1,008
   5,000    South Carolina Public Service Auth.                   1.26(a)    6/01/2016       5,014
                                                                                          --------
                                                                                             6,022
                                                                                          --------
            ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
   1,000    South Carolina Jobs EDA                               1.88      11/01/2016       1,025
                                                                                          --------
            GENERAL OBLIGATION (0.7%)
   1,760    Illinois                                              4.42       4/01/2015       1,778
   1,250    Town of Stratford                                     2.49       8/15/2017       1,287
   1,000    West Haven                                            0.99       3/15/2015       1,000
                                                                                          --------
                                                                                             4,065
                                                                                          --------
            SALES TAX (0.2%)
   1,000    Arizona School Facilities Board                       2.08       9/01/2018       1,008
                                                                                          --------
            TOLL ROADS (0.1%)
     500    Tampa-Hillsborough County Expressway Auth.            1.79       7/01/2017         501
                                                                                          --------
            Total Municipal Bonds (cost: $18,532)                                           18,687
                                                                                          --------

            MONEY MARKET INSTRUMENTS (6.1%)

            VARIABLE-RATE DEMAND NOTES (6.0%)

            CONSUMER STAPLES (0.2%)
            -----------------------
            FOOD RETAIL (0.2%)
   1,155    Food Supply, Inc. (LOC - SunTrust Bank)               0.47       5/01/2024       1,155
                                                                                          --------

            FINANCIALS (0.8%)
            -----------------
            REAL ESTATE OPERATING COMPANIES (0.8%)
   4,100    MOBR 04, LLC (LOC - Compass Bank)                     1.31       9/01/2024       4,100
                                                                                          --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                           COUPON                      VALUE
(000)       SECURITY                                              RATE       MATURITY        (000)
--------------------------------------------------------------------------------------------------
            INDUSTRIALS (0.9%)
            ------------------
            AIRPORT SERVICES (0.9%)
$  4,760    Metropolitan Nashville Airport Auth.
               (LOC - Regions Bank)                               2.12%      4/01/2030    $  4,760
                                                                                          --------
            MATERIALS (2.0%)
            ----------------
            STEEL (2.0%)
     450    Berkeley County                                       0.24       9/01/2028         450
     800    Blytheville                                           0.24       6/01/2028         800
     522    Decatur IDB                                           0.24       8/01/2036         522
   5,000    Illinois Finance Auth. (LOC - UniCredit Bank A.G.)    2.25       2/01/2037       5,000
   4,325    Indiana Finance Auth. (LOC - Banco Bilbao
               Vizcaya Argentaria S.A.)                           0.52       8/01/2030       4,325
                                                                                          --------
                                                                                            11,097
                                                                                          --------
            Total Materials                                                                 11,097
                                                                                          --------
            MUNICIPAL BONDS (1.8%)
            ----------------------
            APPROPRIATED DEBT (1.6%)
   8,890    Sports & Exhibition Auth. of Pittsburgh &
               Allegheny County (INS) (LIQ)                       0.47      11/01/2039       8,890
                                                                                          --------
            MULTIFAMILY HOUSING (0.2%)
   1,070    Albany Housing Auth. (LOC - RBS Citizens, N.A.)       0.43      12/01/2025       1,070
                                                                                          --------
            Total Municipal Bonds                                                            9,960
                                                                                          --------
            UTILITIES (0.3%)
            ----------------
            ELECTRIC UTILITIES (0.1%)
     500    Indiana Dev. Finance Auth.                            0.35      12/01/2038         500
                                                                                          --------
            WATER UTILITIES (0.2%)
     930    Iowa Finance Auth. (LOC - Societe Generale)           0.19      11/01/2017         930
                                                                                          --------
            Total Utilities                                                                  1,430
                                                                                          --------
            Total Variable-Rate Demand Notes                                                32,502
                                                                                          --------

--------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
--------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (0.1%)
 411,220    State Street Institutional Liquid Reserves Fund
               Premier Class, 0.07%(i)                                                         411
                                                                                          --------
            Total Money Market Instruments (cost: $32,913)                                  32,913
                                                                                          --------

            TOTAL INVESTMENTS (COST: $539,619)                                            $541,059
                                                                                          ========

================================================================================

24  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------
($ IN 000s)                                           VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------
                                         (LEVEL 1)           (LEVEL 2)        (LEVEL 3)
                                     QUOTED PRICES   OTHER SIGNIFICANT      SIGNIFICANT
                                 IN ACTIVE MARKETS          OBSERVABLE     UNOBSERVABLE
ASSETS                        FOR IDENTICAL ASSETS              INPUTS           INPUTS       TOTAL
---------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                       $  -            $252,001               $-    $252,001
  Eurodollar and Yankee Obligations              -             120,959                -     120,959
  Asset-Backed Securities                        -              42,400                -      42,400
  Commercial Mortgage Securities                 -              71,731                -      71,731
  U.S. Government Agency Issues                  -               2,368                -       2,368
  Municipal Bonds                                -              18,687                -      18,687

Money Market Instruments:
  Variable-Rate Demand Notes                     -              32,502                -      32,502
  Money Market Funds                           411                   -                -         411
---------------------------------------------------------------------------------------------------
Total                                         $411            $540,648               $-    $541,059
---------------------------------------------------------------------------------------------------

For the period of January 1, 2014, through December 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2014

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 23.7% of net assets at December 31, 2014.

o  CATEGORIES AND DEFINITIONS

   EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

   ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid,

================================================================================

26  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

   which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

   VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.


o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   EDA    Economic Development Authority

   IDA    Industrial Development Authority/Agency

   IDB    Industrial Development Board

   REIT   Real estate investment trust

   CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

   (INS) Principal and interest payments are insured by Assured Guaranty Municipal Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

   (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from PNC Bank, N.A.

   (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  27

================================================================================

o  SPECIFIC NOTES

   (a) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at December 31, 2014.

   (b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at December 31, 2014. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by USAA Asset Management Company (the Manager), under liquidity guidelines approved by the USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

   (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

   (d) At December 31, 2014, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

   (e) At December 31, 2014, the aggregate market value of securities purchased on a delayed delivery basis was $4,071,000.

   (f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at December 31, 2014, was $1,916,000, which represented 0.4% of the Fund's net assets.

   (g) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported

================================================================================

28  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

        by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

   (h) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

   (i) Rate represents the money market fund annualized seven-day yield at December 31, 2014.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  29

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

December 31, 2014

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $539,619)                      $541,059
   Cash                                                                                    470
   Receivables:
       Capital shares sold                                                               1,297
       Interest                                                                          2,518
       Securities sold                                                                       8
                                                                                      --------
           Total assets                                                                545,352
                                                                                      --------
LIABILITIES
   Payables:
       Securities purchased                                                              4,086
       Capital shares redeemed                                                             780
       Dividends on capital shares                                                          23
   Accrued management fees                                                                 131
   Accrued transfer agent's fees                                                            11
   Other accrued expenses and payables                                                      91
                                                                                      --------
           Total liabilities                                                             5,122
                                                                                      --------
              Net assets applicable to capital shares outstanding                     $540,230
                                                                                      ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                    $538,758
   Accumulated net realized gain on investments                                             32
   Net unrealized appreciation of investments                                            1,440
                                                                                      --------
              Net assets applicable to capital shares outstanding                     $540,230
                                                                                      ========
   Net asset value, redemption price, and offering price per share:
        Fund Shares (net assets of $470,933/46,756 shares outstanding)                $  10.07
                                                                                      ========
        Institutional Shares (net assets of $69,297/6,879 shares outstanding)         $  10.07
                                                                                      ========

See accompanying notes to financial statements.

================================================================================

30  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended December 31, 2014

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                                           $     6
   Interest income                                                                      10,259
                                                                                       -------
            Total income                                                                10,265
                                                                                       -------
EXPENSES
   Management fees                                                                       1,548
   Administration and servicing fees:
       Fund Shares                                                                         723
       Institutional Shares                                                                 71
   Transfer agent's fees:
       Fund Shares                                                                         385
       Institutional Shares                                                                 71
   Custody and accounting fees:
       Fund Shares                                                                         129
       Institutional Shares                                                                 18
   Postage:
       Fund Shares                                                                          17
   Shareholder reporting fees:
       Fund Shares                                                                          27
   Trustees' fees                                                                           22
   Registration fees:
       Fund Shares                                                                          41
       Institutional Shares                                                                 20
   Professional fees                                                                       105
   Other                                                                                    15
                                                                                       -------
            Total expenses                                                               3,192
                                                                                       -------
NET INVESTMENT INCOME                                                                    7,073
                                                                                       -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on:
       Unaffiliated transactions                                                           233
       Affiliated transactions (Note 8)                                                     32
   Change in net unrealized appreciation/depreciation                                   (1,658)
                                                                                       -------
       Net realized and unrealized loss                                                 (1,393)
                                                                                       -------
   Increase in net assets resulting from operations                                    $ 5,680
                                                                                       =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  31

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended December 31,

----------------------------------------------------------------------------------------------
                                                                            2014          2013
----------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                $  7,073      $  6,810
   Net realized gain on investments                                          265           514
   Change in net unrealized appreciation/depreciation
       of investments                                                     (1,658)       (1,146)
                                                                        ----------------------
   Increase in net assets resulting from operations                        5,680         6,178
                                                                        ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                                        (6,126)       (6,426)
       Institutional Shares*                                                (947)         (384)
                                                                        ----------------------
           Total distributions of net investment income                   (7,073)       (6,810)
                                                                        ----------------------
   Net realized gains:
       Fund Shares                                                          (356)         (292)
       Institutional Shares*                                                 (53)          (53)
                                                                        ----------------------
           Total distributions of net realized gains                        (409)         (345)
                                                                        ----------------------
   Distributions to shareholders                                          (7,482)       (7,155)
                                                                        ----------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                           (20,418)       76,493
   Institutional Shares*                                                  16,118        53,193
                                                                        ----------------------
       Total net increase (decrease) in net assets from
               capital share transactions                                 (4,300)      129,686
                                                                        ----------------------
   Net increase (decrease) in net assets                                  (6,102)      128,709

NET ASSETS
   Beginning of year                                                     546,332       417,623
                                                                        ----------------------
   End of year                                                          $540,230      $546,332
                                                                        ======================

* Institutional shares were initiated on July 12, 2013.

See accompanying notes to financial statements.

================================================================================

32  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2014

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this annual report pertains only to the USAA Ultra Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek high current income consistent with preservation of principal.

The Fund consists of two classes of shares: Ultra Short-Term Bond Fund Shares (Fund Shares) and Ultra Short-Term Bond Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

34  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

    2. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value
        (NAV) at the end of each business day.

    3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include bonds, valued based on methods discussed in Note 1A1, and variable-rate demand notes, which are valued at amortized cost.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw

================================================================================

36  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

    loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of December 31, 2014, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $4,086,000.

F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended December 31, 2014, there were no custodian and other bank credits.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended December 31, 2014, the Fund paid CAPCO facility fees of $3,000, which represents 0.8% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended December 31, 2014.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

The tax character of distributions paid during the years ended December 31, 2014, and 2013, was as follows:

                                                 2014                    2013
                                             -----------------------------------
Ordinary income*                             $7,273,000               $6,939,000
Long-term realized capital gain                 209,000                  216,000
                                             ----------               ----------
  Total distributions paid                   $7,482,000               $7,155,000
                                             ==========               ==========

As of December 31, 2014, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income*                                        $   24,000
Undistributed long-term capital gains                                     33,000
Unrealized appreciation of investments                                 1,438,000

* Includes short-term realized capital gains, if any, which are taxable as ordinary income.

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales adjustments.

================================================================================

38  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At December 31, 2014, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the year ended December 31, 2014, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended December 31, 2014, were $188,309,000 and $155,253,000, respectively.

As of December 31, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was $539,621,000.

Gross unrealized appreciation and depreciation of investments as of December 31, 2014, for federal income tax purposes, were $2,410,000 and $972,000, respectively, resulting in net unrealized appreciation of $1,438,000.

(5) CAPITAL SHARE TRANSACTIONS

At December 31, 2014, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                                   YEAR ENDED                         YEAR ENDED
                                                DECEMBER 31, 2014                 DECEMBER 31, 2013
--------------------------------------------------------------------------------------------------------
                                            SHARES             AMOUNT            SHARES         AMOUNT
                                            ------------------------------------------------------------
FUND SHARES:
Shares sold                                 18,795           $ 190,198           38,990        $ 394,384
Shares issued from reinvested
   dividends                                   624               6,315              633            6,403
Shares redeemed                            (21,440)           (216,931)         (32,098)        (324,294)
                                            ------------------------------------------------------------
Net increase (decrease) from
capital share transactions                  (2,021)          $ (20,418)           7,525        $  76,493
                                            ============================================================
INSTITUTIONAL SHARES
(INITIATED ON JULY 12, 2013):
Shares sold                                  4,341           $  43,945            9,724        $  98,014
Shares issued from reinvested
   dividends                                    92                 938               26              262
Shares redeemed                             (2,844)            (28,765)          (4,460)         (45,083)
                                            ------------------------------------------------------------
Net increase from capital
   share transactions                        1,589           $  16,118            5,290        $  53,193
                                            ============================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. For the year ended December 31, 2014, there were no subadvisers.

================================================================================

40  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated seperately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Ultra Short Obligations Funds Index over the performance period. The Lipper Ultra Short Obligations Funds Index, tracks the total return performance of the 30 largest funds in the Lipper Ultra Short Obligation Funds category. For the Fund Shares, the performance period consists of the current month plus the previous 35 months. The performance period for the Institutional Shares includes the performance of the Fund Shares for periods prior to July 12, 2013. The following table is utilized to determine the extent of the performance adjustment:

                                                  ANNUAL ADJUSTMENT RATE
    OVER/UNDER PERFORMANCE                        (IN BASIS POINTS AS A% OF THE
    RELATIVE TO INDEX (IN BASIS POINTS)(1)        FUND'S AVERAGE NET ASSETS)(1)
    ---------------------------------------------------------------------------
    +/- 20 to 50                                  +/- 4
    +/- 51 to 100                                 +/- 5
    +/- 101 and greater                           +/- 6

 (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the Fund

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    outperforms the Lipper Ultra Short Obligations Funds Index over that period, even if the Fund had overall negative returns during the performance period.

    For the year ended December 31, 2014, the Fund incurred total management fees, paid or payable to the Manager, of $1,548,000, which included a performance adjustment for the Fund Shares and Institutional Shares of $208,000 and $12,000, respectively. For the Fund Shares and Institutional Shares, the performance adjustments were 0.04% and 0.02%, respectively.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares, and 0.10% of average net assets of the Institutional Shares. For the year ended December 31, 2014, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $723,000 and $71,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended December 31, 2014, the Fund reimbursed the Manager $16,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10%

================================================================================

42  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

    of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the year ended December 31, 2014, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $385,000 and $71,000, respectively. Additionally, for the year ended December 31, 2014, the Fund Shares recorded a receivable from SAS of less than $500 for adjustments related to corrections to certain shareholder transactions.

D. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA funds and is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of December 31, 2014, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                      3.6
USAA Target Retirement 2020 Fund                                        3.0
USAA Target Retirement 2030 Fund                                        2.2
USAA Target Retirement 2040 Fund                                        2.3
USAA Target Retirement 2050 Fund                                        1.1
USAA Target Retirement 2060 Fund                                        0.0*

*Represents less than 0.1%.


The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the year ended December 31, 2014, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Funds at the then-current market price with no brokerage commissions incurred.

                                                   COST TO        NET REALIZED
        SELLER                PURCHASER           PURCHASER      GAIN TO SELLER
--------------------------------------------------------------------------------
USAA Ultra Short-Term       USAA Money
  Bond Fund                   Market Fund        $2,004,000       $32,000

================================================================================

44  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                 YEAR ENDED                        PERIOD ENDED
                                                                 DECEMBER 31,                      DECEMBER 31,
                                  -----------------------------------------------------------------------------
                                      2014             2013            2012             2011            2010***
                                  -----------------------------------------------------------------------------
Net asset value at
 beginning of period              $  10.10         $  10.12        $   9.98         $   9.97         $ 10.00
                                  --------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                 .13              .14             .16              .14             .03(a)
 Net realized and
  unrealized gain (loss)              (.02)            (.01)            .15              .01            (.04)(a)
                                  --------------------------------------------------------------------------
Total from investment
  operations                           .11              .13             .31              .15            (.01)(a)
                                  --------------------------------------------------------------------------
Less distributions from:
 Net investment income                (.13)            (.14)           (.16)            (.14)           (.02)
 Realized capital gains               (.01)            (.01)           (.01)            (.00)(b)           -
                                  --------------------------------------------------------------------------
Total distributions                   (.14)            (.15)           (.17)            (.14)           (.02)
                                  --------------------------------------------------------------------------
Net asset value at end
  of period                       $  10.07         $  10.10        $  10.12         $   9.98         $  9.97
                                  ==========================================================================
Total return (%)*                     1.05             1.22            3.13             1.60            (.10)
Net assets at end of
    period (000)                  $470,933         $492,875        $417,623         $245,819         $82,712
Ratios to average
 net assets:**
 Expenses (%)(c)                       .58              .58             .58(e)           .60             .60(d)
 Expenses, excluding
  reimbursements (%)(c)                .58              .58             .59              .67            1.13(d)
 Net investment income (%)            1.27             1.34            1.62             1.46            1.06(d)
Portfolio turnover (%)                  31               39              28               26               1

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended December 31, 2014, average net assets were $481,978,000.
*** Fund Shares commenced operations on October 18, 2010.
(a) Calculated using average shares.
(b) Represents less than $0.01 per share.
(c) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                         -             (.00%)(+)       (.00%)(+)        (.00%)(+)      (.00%)(+)
    (+)Represents less than 0.01% of average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund Shares to
    0.60% of the Fund Shares' average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                             YEAR ENDED                PERIOD ENDED
                                                             DECEMBER 31,              DECEMBER 31,
                                                             ---------------------------------------
                                                                 2014                        2013***
                                                             ---------------------------------------
Net asset value at beginning of period                         $ 10.10                     $ 10.08
                                                               -----------------------------------
Income (loss) from investment operations:
 Net investment income                                             .13                         .06
 Net realized and unrealized gain (loss)                          (.02)                        .03
                                                               -----------------------------------
Total from investment operations                                   .11                         .09
                                                               -----------------------------------
Less distributions from:
 Net investment income                                            (.13)                       (.06)
 Realized capital gains                                           (.01)                       (.01)
                                                               -----------------------------------
Total distributions                                               (.14)                       (.07)
                                                               -----------------------------------
Net asset value at end of period                               $ 10.07                     $ 10.10
                                                               ===================================
Total return (%)*                                                 1.10                         .81
Net assets at end of period (000)                              $69,297                     $53,457
Ratios to average net assets:**
 Expenses (%)(b)                                                   .53                         .56(a)
 Net investment income (%)                                        1.33                        1.19(a)
Portfolio turnover (%)                                              31                          39

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended December 31, 2014, average net assets were $71,247,000.
*** Institutional Shares commenced operations on July 12, 2013.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios as follows:
                                                                     -                      (.00%)(+)
    (+) Represents less than 0.01% of average net assets.

================================================================================

46  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

EXPENSE EXAMPLE

December 31, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2014, through December 31, 2014.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the

================================================================================

                                                           EXPENSE EXAMPLE |  47

================================================================================

actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                        EXPENSES PAID
                                           BEGINNING              ENDING               DURING PERIOD*
                                         ACCOUNT VALUE         ACCOUNT VALUE            JULY 1, 2014 -
                                          JULY 1, 2014       DECEMBER 31, 2014        DECEMBER 31, 2014
                                         --------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00              $1,000.65                  $2.92

Hypothetical
 (5% return before expenses)                1,000.00               1,022.28                   2.96

INSTITUTIONAL SHARES
Actual                                      1,000.00               1,000.84                   2.67

Hypothetical
 (5% return before expenses)                1,000.00               1,022.53                   2.70

*Expenses are equal to the annualized expense ratio of 0.58% for Fund Shares and 0.53% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 0.06% for Fund Shares and 0.08% for Institutional Shares for the six-month period of July 1, 2014, through December 31, 2014.

================================================================================

48  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of seven Trustees.
These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. Pursuant to a policy adopted by the Board, the term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 52 individual funds. Unless otherwise indicated, the business address for each is P.O. Box 659430, San Antonio, TX 78265-9430.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  49

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: June 1966
Year of Election or Appointment: 2009

President, Financial Advice and Solutions Group, USAA (02/13-present); Director of AMCO (01/12-present); Director of USAA Investment Management Company (IMCO) (10/09-present); President and Director, IMCO (10/09-04/14); President, AMCO (08/11-04/13); President and Director of USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (04/11-present); President and Director of USAA Investment Corporation (ICORP) (03/10-present); President and Director of USAA Financial Advisors, Inc. (FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (09/07-09/09); Managing Director, Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (03/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 17 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

50  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

JEFFERSON C. BOYCE(3, 4, 5, 6)
Trustee
Born: September 1957
Year of Election or Appointment: 2013

Senior Managing Director, New York Life Investments, LLC (1992-2012). Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management as well as over one year's experience as a Board Member of the USAA family of funds. Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.

DAWN M. HAWLEY(3, 4, 5, 6, 8)
Trustee
Born: February 1954
Year of Election or Appointment: 2014

Manager of Finance, Menil Foundation, Inc. (05/07-06/11), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Ms. Hawley brings to the Board experience in financial investment management and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in financial planning, budgeting, accounting practices, and asset/liability management functions including major acquisitions and mergers. Ms. Hawley holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  51

================================================================================

PAUL L. MCNAMARA(3, 4, 5, 6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (03/10-02/14), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 09/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as over three years as a Board Member of the USAA family of funds. Paul
L. McNamara is no relation to Daniel S. McNamara. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Senior Associate Dean of Degree programs at Jesse H. Jones Graduate School of Business at Rice University (07/13-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (07/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (07/02-06/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over six years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

52  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (05/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 14 years' experience as a Board member of the USAA family of funds. Mr. Reimherr is a member of the advisory board for Texas Star & Nut Company. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

   (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
   (2) Member of Executive Committee.
   (3) Member of Audit Committee.
   (4) Member of Pricing and Investment Committee.
   (5) Member of Corporate Governance Committee.
   (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
   (7) Dr. Ostdiek was designated as an Audit Committee Financial Expert by the Funds' Board in November 2008.
   (8) Ms. Hawley was designated as an Audit Committee Financial Expert by the Funds' Board in September 2014.
   (+) Mr. Mason was elected as Chair of the Board in January 2012.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  53

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, Chief Investment Officer, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11); Vice President, Fixed Income Investments, IMCO (02/04-02/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Head of Equities, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11).

JAMES G. WHETZEL
Secretary
Born: February 1978
Year of Appointment: 2013

Assistant Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/13-present); Executive Director and General Counsel, FASG, USAA (10/12-10/13); Secretary and Director, IMCO (06/13-present); Attorney, FASG General Counsel, USAA (11/08-10/12); Assistant Secretary, USAA family of funds (04/10-06/13). Mr. Whetzel also serves as Secretary of AMCO, SAS, and ICORP.

================================================================================

54  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

DANIEL J. MAVICO
Assistant Secretary
Born: June 1977
Year of Appointment: 2013

Assistant Vice President, Lead Securities Attorney, FASG General Counsel, USAA (11/14-present); Executive Director, FASG General Counsel (04/13-11/14); Attorney, FASG General Counsel, USAA (04/10-04/13); Associate, Goodwin Procter LLP (02/09-04/10). Mr. Mavico also serves as Assistant Secretary of IMCO, AMCO, SAS, and FAI.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

JAMES K. DE VRIES
Assistant Treasurer
Born: April 1969
Year of Appointment: 2013

Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12); Manager, Tax, USAA (04/08-11/09).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  55

================================================================================

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12). Ms. Higby also serves as the Funds' anti-money laundering compliance officer.

   (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

56  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Dawn M. Hawley
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select your mutual fund
AT USAA.COM                            account and either click the link or
                                       select 'I want to...' and select
OR CALL                                the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

201624-0215

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       We know what it means to serve.(R)

   =============================================================================
   94420-0215                                (C)2015, USAA. All rights reserved.

   ITEM 2.  CODE OF ETHICS.

On September 24, 2014, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


On November 18, 2008, and September 24, 2014, respectively, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. and Dawn M. Hawley as the Board's audit committee financial experts. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Ms. Hawley was Chief Financial Officer, Director of Financial Planning and Analysis for AIM Management Group Inc. from October 1987 through January 2006 and was Manager of Finance at Menil Foundation, Inc. from May 2007 through June 2011. Each of Dr. Ostdiek and Ms. Hawley is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 52 funds in all. Only 14 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2014 and 2013 were $419,808 and $419,620, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2014 and 2013 were $67,300 and $78,650, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees billed by Ernst & Young LLP to the Registrant for tax services relating to the PFIC Analyzer Service for fiscal years ended December 31, 2014 and 2013 were $15,164 and $0, respectively.


(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2014 and 2013.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Asset Management Company (AMCO), and the Funds' transfer agent, SAS, for December 31, 2014 and 2013 were $67,300 and $406,468, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2013 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.


ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.


ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee:
August 31, 2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Investment Code of Ethics Committee: August 22,
2011.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.


Approved and adopted by the Investment Code of Ethics Committee: September 4, 2012.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 27, 2012.

Approved and adopted by the Investment Code of Ethics Committee:
August 23, 2013

Approved and adopted by the Board of Trustees of USAA Mutual Fund Trust:
September 25, 2013

Approved and adopted by the Investment Code of Ethics Committee:
August 27, 2014

Approved and adopted by the Board of Trustees of USAA Mutual Fund Trust:
September 24, 2014

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.
(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                             SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2014

By:*     /s/ Daniel J. Mavico
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     02/24/2015
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Daniel S. McNamara
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     02/26/2015
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     02/26/2015
         ------------------------------

*Print the name and title of each signing officer under his or her signature.